INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense		¥ 49,574,778	¥ (87,256,869)	¥ (46,165,718)
Non-PRC entities not subject to income tax		(700,393)	9,726,109	9,847,603
Research and development expenses bonus deduction		(10,181,598)	(7,528,081)	(1,032,177)
Non-deductible share-based compensation expenses		4,532,885	66,374,951	15,631,775
Other non-deductible expenses		32,602	176,111	358,759
Expiration of loss carry forwards		304,194
Change in valuation allowance		(35,348,127)	18,507,779	21,359,758
Actual income tax expense	$ 1,179,916	¥ 8,214,341	¥ 0	¥ 0